Stockholders’ Equity (Deficit) (Details) - USD ($)											3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2026	Mar. 31, 2026	Mar. 29, 2026	Dec. 29, 2025	Sep. 30, 2025	Jun. 30, 2025	May 24, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 17, 2020	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 24, 2026	Feb. 18, 2021	Jun. 02, 2015
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized											10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Shares issued price per share						$ 1						$ 1		$ 1
Shares issued											$ 1,420,000	$ 190,000	$ 2,863,750	$ 250,000
Common stock issued for services															$ 1,125,000
Proceeds from sale of common stock													2,863,750	250,000	750,000	$ 600,000
Accrued director fees												$ 150,000	$ 56,250	150,000	$ 150,000
Common stock, shares authorized											250,000,000		250,000,000		250,000,000	250,000,000
Common stock, par value											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued											62,560,743		62,560,743		56,900,743	51,538,193
Common stock, shares outstanding											62,560,743		62,560,743		56,900,743	51,538,193
Cash proceeds															$ 250,000
Proceeds from Issuance of Common Stock													$ 2,863,750	$ 250,000	750,000	600,000
Conversion of accrued salaries															$ 405,000	$ 435,000
Vesting of stock options											$ 14,180		14,180
Transferred shares value													$ 12,400,000
Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares issued											0		0		0	0
Preferred stock, shares outstanding											0		0		0	0
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)											710,000	190,000	1,431,875	250,000
Shares issued price per share	$ 2		$ 2												$ 1
Shares issued											$ 71	$ 19	$ 143	$ 25
Common stock issued for services															$ 113
Proceeds from sale of common stock	$ 1,420,000		$ 1,443,750
Accrued director fees												$ 15	$ 3	$ 15	$ 15
Sale of stock	710,000		721,875										4,500,000			600,000
Common stock, shares authorized											250,000,000		250,000,000		250,000,000
Common stock, par value											$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued											62,560,743		62,560,743		56,900,743	51,538,193
Common stock, shares outstanding											62,560,743		62,560,743		56,900,743	51,538,193
Proceeds from Issuance of Common Stock	$ 1,420,000		$ 1,443,750
Conversion of shares															180,000
Exercise of stock options															250,000
Common Stock to be Issued [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)
Conversion for gain or loss
Transferred shares value															$ 265
2021 Incentive Stock Plan [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)
Exercise of stock options													81,000
Exercise price													$ 1
2021 Incentive Stock Plan [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)													131,000		0
Price per share											$ 1		$ 1
2021 Incentive Stock Plan [Member] | Common Stock [Member] | Employee Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															72,000
Price per share															$ 1
Related Party [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)						180,000										63,630
Shares issued price per share						$ 1						$ 1		$ 1
Price per share						$ 1						$ 1		$ 1		$ 1
Conversion of accrued salaries						$ 200,100					$ 14,423	$ 200,100	$ 14,423	$ 200,100
Related Party [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														250,000	250,000
Shares issued price per share						$ 1						$ 1		$ 1
Price per share															$ 1
Accrued director fees															$ 250,000
Conversion for gain or loss
Conversion of notes payable						$ 250,000						$ 250,000		$ 250,000
Related Party [Member] | Common Stock to be Issued [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														63,630
Shares issued price per share						$ 1						$ 1		$ 1
Conversion for gain or loss
Trinity Group Construction, Inc. [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)		4,200,000
Shares issued price per share		$ 2
Conversion for gain or loss
Mossadaq Chughtai [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)		9,375
Shares issued price per share		$ 2
Accrued director fees		$ 18,750
Conversion for gain or loss
Livian L. Jones [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)		9,375
Shares issued price per share		$ 2
Accrued director fees		$ 18,750
Conversion for gain or loss
Troy A. Hering [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)		9,375
Shares issued price per share		$ 2
Accrued director fees		$ 18,750
Conversion for gain or loss
Directors [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)		28,125
Shares issued price per share		$ 2
Accrued director fees		$ 56,250
Directors [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														150,000	150,000
Shares issued price per share						1						1		$ 1
Price per share															$ 1
Shares issued															$ 1,125,000
Accrued director fees														$ 150,000	150,000
Conversion for gain or loss
Officer [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued price per share						1						1		$ 1
Conversion of accrued salaries											489,033		489,033
Officer [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														180,000	180,000
Shares issued price per share						$ 1						$ 1		$ 1
Price per share															$ 1
Accrued director fees															$ 180,000
Conversion for gain or loss
Conversion of accrued salaries						$ 180,000						$ 180,000		180,000
Officer [Member] | Related Party [Member]
Stockholders’ Equity (Deficit) [Line Items]
Conversion of accrued salaries						$ 415,523					$ 180,000	$ 415,523	$ 180,000	$ 415,523	$ 474,610	$ 395,423
Board of Directors Chairman [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)						150,000									150,000
Shares issued price per share		$ 2
Price per share						$ 1						$ 1		$ 1	$ 1
Board of Directors Chairman [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															2,657,550
Shares issued price per share						$ 1						1		1
Shares issued															$ 1,125,000
Conversion for gain or loss
Transferred shares value															$ 265
Board of Directors Chairman [Member] | 2021 Incentive Stock Plan [Member]
Stockholders’ Equity (Deficit) [Line Items]
Maximum aggregate shares available for issuance															4,000,000			4,000,000
Board of Directors Chairman [Member] | Related Party [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)						250,000										2,657,550
Shares issued																$ 265
Board of Directors Chairman [Member] | Related Party [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															2,657,550
Shares issued					$ 265
Management [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															500,000
Shares issued															$ 500,000
President [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued price per share																	$ 2
Common stock issued for services				$ 1,125,000
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued price per share															$ 1
Price per share						$ 1						1		$ 1	$ 1
Shares issued															$ 250,000
Number of Shares, Exercised															(250,000)
Weighted Average Exercise Price, Cancelled/Expired															$ 0.4
amortization of warrants															$ 139,173	$ 139,173
Cash proceeds														$ 250,000	$ 250,000
Warrant shares issued															1,125,000
Warrant [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														250,000	250,000
Shares issued price per share						1						1		$ 1	$ 1
Proceeds from sale of common stock														$ 250,000	$ 250,000
Sale of stock														250,000
Warrant shares issued														250,000	250,000
Proceeds from Issuance of Common Stock														$ 250,000	$ 250,000
Warrant [Member] | Common Stock to be Issued [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														710,220
Shares issued price per share						0.5						0.5		$ 0.5
Conversion for gain or loss
Conversion of shares														1,775,550
Warrant [Member] | President [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															250,000
Price per share															$ 1
Warrant Agreement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															250,000
Warrant Agreement [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued price per share															$ 1
Price per share															$ 1
Conversion for gain or loss
Warrant Agreement [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)															2,657,550
Option activity [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of options		81,000
Exercise price		$ 1
Fair value of options		$ 125,452
Option activity [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of options		50,000
Exercise price		$ 1
Fair value of options		$ 74,513
Option activity [Member] | 2021 Incentive Stock Plan [Member]
Stockholders’ Equity (Deficit) [Line Items]
Exercise of stock options													50,000
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized															500,000	500,000
Preferred stock, par value											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued											0		0		0	0
Preferred stock, shares outstanding											0		0		0	0
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, par value											$ 0.386		$ 0.386		$ 0.386				$ 0.0001
Preferred stock, shares issued															0	0
Preferred stock, shares outstanding															0	0
Votes													8,000		8,000
Convertible preferred stock designated shares																			500,000
Series AA Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized															3,000,000	3,000,000
Preferred stock, par value											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued											0		0		0	0
Preferred stock, shares outstanding											0		0		0	0
Series AA Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, par value										$ 0.0001
Preferred stock, shares issued															0	0
Preferred stock, shares outstanding
Shares issued price per share										1
Price per share										$ 0.4
Provision for conversion debt
Convertible preferred stock designated shares										3,000,000
Series AAA Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized															70,000	70,000
Preferred stock, par value											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued											0		0		0	0
Preferred stock, shares outstanding											0		0		0	0
Shares issued (shares)																700,000
Price per share																$ 0.1
Series AAA Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, par value									$ 0.0001
Preferred stock, shares issued															0
Preferred stock, shares outstanding															0	0
Shares issued price per share									$ 1
Provision for conversion debt
Convertible preferred stock designated shares							500,000		70,000
Series AAA Convertible Preferred Stock [Member] | Common Stock to be Issued [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														700,000
Shares issued price per share						0.1						0.1		$ 0.1
Conversion for gain or loss
Series AAAA Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized															1,005,300	1,005,300
Preferred stock, par value											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued											0		0		0	0
Preferred stock, shares outstanding											0		0		0	0
Shares issued (shares)																1,183,700
Price per share																$ 0.5
Provision for conversion debt																$ 591,850
Series AAAA Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, par value								$ 0.0001
Preferred stock, shares issued															0	0
Preferred stock, shares outstanding															0	0
Shares issued price per share								$ 1
Provision for conversion debt
Convertible preferred stock designated shares							1,000,000	500,000
Shares of common							1,005,300	1,005,300
Series AAAA Convertible Preferred Stock [Member] | Common Stock to be Issued [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued (shares)														1,183,700
Shares issued price per share						$ 0.5						$ 0.5		$ 0.5
Conversion for gain or loss
Conversion of shares														591,850